LICENSE (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net book value	$ 405,080	$ 569,662	$ 0
Amortiziation	141,249	0	0
Additions	2,227,188	963,489
Cost [member]
Statement [Line Items]
Licence cost beginning balance	710,911	710,911	542,912
Additions		0	0
Acquistion of a subsidiary	167,999	542,912	167,999
Licence cost ending balance	710,911	542,912	710,911
Accumulated amortization [member]
Statement [Line Items]
Amortiziation	0	(164,582)	(141,249)
Accumulated amortization beginning balance	$ (305,831)	$ (141,249)	$ 0